PROMISSORY NOTES DUE TO RELATED PARTY: (Details Narrative) - Recast [Member] - USD ($)	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Jun. 14, 2022	Mar. 21, 2022
Short-Term Debt [Line Items]
Interest Costs Incurred		$ 248,064
Promissory Notes [Member]
Short-Term Debt [Line Items]
[custom:RecordedWithholdingTaxAndInterestOnDeemedDividends]	$ 896,756	896,756
[custom:AccruedWithholdingTaxPayable]	$ 60,000
Third Promissory Notes [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	13.00%
Interest Costs Incurred	$ 32,880	3,048,758
Debt Instrument, Convertible, Terms of Conversion Feature	During the year ended April 30, 2022, the Lender elected to have interest payable from December 1, 2020 to November 30, 2021 of $1,331,675 deemed as advances.
Fifth Promissory Notes [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	13.00%
Interest Costs Incurred	$ 4,017	428,415
Debt Instrument, Convertible, Terms of Conversion Feature	During the year ended April 30, 2022, the Lender elected to have interest payable from December 1, 2020 to November 30, 2021 of $187,867 deemed as advances.
Loans Payable	$ 2,500,000	2,500,000
Sixth Promissory Notes [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	13.00%
Interest Costs Incurred	$ 3,725
Debt Instrument, Convertible, Terms of Conversion Feature	During the year ended April 30, 2022, the Lender elected to have interest payable from December 1, 2020 to November 30, 2021 of $127,921 deemed as advances.
Loans Payable	$ 3,350,000	$ 2,250,000	$ 450,000	$ 250,000